Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 4,482	$ 4,935	$ 4,057
Income from discontinued operations, net of tax	0	(36)	0
Income from continuing operations	4,482	4,899	4,057
Adjustments to reconcile net income to net cash provided by operating activities:
Provisions for losses	1,990	1,112	2,207
Depreciation and amortization	991	918	917
Deferred taxes and other	218	818	1,135
Stock-based compensation	297	301	287
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Other receivables	153	663	(498)
Other assets	390	(635)	(590)
Accounts payable and other liabilities	(358)	2,186	1,531
Travelers Cheques outstanding and other prepaid products	(540)	(494)	(317)
Premium paid on debt exchange	(541)	0	0
Net cash provided by operating activities	7,082	9,768	8,729
Cash Flows from Investing Activities
Sale of investments	525	1,176	2,196
Maturity and redemption of investments	1,562	6,074	12,066
Purchase of investments	(473)	(1,158)	(7,804)
Net increase in cardmember loans/receivables	(6,671)	(8,358)	(6,389)
Purchase of premises and equipment, net of sales	(1,053)	(1,189)	(878)
Acquisitions/Dispositions, net of cash acquired	(466)	(610)	(400)
Net decrease (increase) in restricted cash	31	3,574	(20)
Net cash used in investing activities	(6,545)	(491)	(1,229)
Cash Flows from Financing Activities
Net increase in customer deposits	2,300	8,232	3,406
Net (decrease) increase in short-term borrowings	(1,015)	705	1,262
Issuance of long-term debt	13,934	13,982	5,918
Principal payments on long-term debt	(14,076)	(21,029)	(17,670)
Issuance of American Express common shares	443	594	663
Repurchase of American Express common shares	(3,952)	(2,300)	(590)
Dividends paid	(902)	(861)	(867)
Net cash used in financing activities	(3,268)	(677)	(7,878)
Effect of exchange rate changes on cash	88	(63)	135
Net (decrease) increase in cash and cash equivalents	(2,643)	8,537	(243)
Cash and cash equivalents at beginning of year	24,893	16,356	16,599
Cash and cash equivalents at end of year	$ 22,250	$ 24,893	$ 16,356